Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, par value $0.001 per share
Amount Registered | shares	6,199,470
Proposed Maximum Offering Price per Unit	6.04
Maximum Aggregate Offering Price	$ 37,444,798.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,171.13
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) to which this exhibit relates shall also cover any additional shares of the common stock of Virtuix Holdings Inc. (the “Company,” and such shares, “Company Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Company Common Stock.

Fee calculated in accordance with Rules 457(c) and 457(h) under the Securities Act.

Represents shares of Company Common Stock reserved for future issuance under the Virtuix Holdings Inc. 2025 Omnibus Incentive Plan, plus shares of Company Common Stock underlying awards granted to date under the Virtuix Holdings Inc. 2025 Long-Term Incentive Plan and the Virtuix Holdings Inc. 2014 Long-Term Incentive Plan.

Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low sales prices of shares of Company Common Stock on the Nasdaq Global Market on February 23, 2026.